Parent Company Only Financial Information	12 Months Ended
Mar. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Financial Information	PARENT COMPANY ONLY FINANCIAL INFORMATION
Distributions of retained earnings of MUFG Bank and Mitsubishi UFJ Trust and Banking are restricted in order to meet the minimum capital adequacy requirements under the Banking Law. Additionally, retained earnings of these banking subsidiaries are restricted, except for approximately ¥5,837 billion and ¥6,159 billion, in accordance with the statutory reserve requirements under the Companies Act at March 31, 2023 and 2024, respectively. See Notes 19 and 21 for further information.
The Banking Law and related regulations restrict the ability of these banking subsidiaries to extend loans or credit to the parent company. Such loans or credits to the parent company are generally limited to 15% of the banking subsidiary’s consolidated total capital, as determined by the capital adequacy guidelines.
At March 31, 2023 and 2024, approximately ¥5,352 billion and ¥6,441 billion, respectively, of net assets of consolidated subsidiaries may be restricted as to payment of cash dividends and loans to the parent company.
As described in Note 1A, the restatement of the March 31, 2023 consolidated financial statements resulted in the amounts previously recognized as direct adjustments to equity, including retained earnings of ¥223,273 million, net of tax, being recognized as reductions of the gain on sale. This correction resulted in reductions of ¥223,273 million in "Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net", "Income (loss) before income tax expense", and "Net income (loss)" in the condensed statements of operations for the year ended March 31, 2023.
The following table presents the parent company only financial information of MUFG:
Condensed Balance Sheets

	As of March 31,
	2023	2024
	(in millions)
Assets:
Cash and interest-earning deposits with banking subsidiaries	¥173,603	¥147,740
Investments in subsidiaries and affiliated companies	16,834,133	18,819,492
Banking subsidiaries	11,893,171	12,822,717
Non-banking subsidiaries and affiliated companies	4,940,962	5,996,775
Loans to subsidiaries	12,841,655	14,198,572
Banking subsidiaries	12,225,477	13,651,662
Non-banking subsidiaries	616,178	546,910
Other assets	229,005	178,222
Total assets	¥30,078,396	¥33,344,026
Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	¥1,291,660	¥1,285,635
Long-term debt from non-banking subsidiaries and affiliated companies	15,591	21,902
Long-term debt	12,792,670	14,163,977
Other liabilities	215,129	226,850
Total liabilities	14,315,050	15,698,364
Total shareholders’ equity	15,763,346	17,645,662
Total liabilities and shareholders’ equity	¥30,078,396	¥33,344,026
Condensed Statements of Operations

	Fiscal years ended March 31,
	2022	2023 (Restated)	2024
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥586,108	¥605,115	¥774,211
Banking subsidiaries	419,691	407,630	545,886
Non-banking subsidiaries and affiliated companies	166,417	197,485	228,325
Management fees from subsidiaries	34,957	35,052	34,393
Interest income from subsidiaries	183,679	273,536	371,860
Foreign exchange gains—net	6,851	3,465	451
Trading account profits (losses)—net	(4,059)	28,970	(40,379)
Gains on sales of investment in subsidiaries and affiliated companies—net	—	17,748	—
Other income	11,732	13,255	15,374
Total income	819,268	977,141	1,155,910
Expense:
Operating expenses	40,158	44,149	47,600
Interest expense to subsidiaries and affiliated companies	12,256	15,442	15,673
Interest expense	167,057	256,333	355,781
Other expense	7,154	6,496	6,229
Total expense	226,625	322,420	425,283
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	(667,088)	(259,130)	592,064
Income (loss) before income tax expense	(74,445)	395,591	1,322,691
Income tax expense (benefit)	8,875	18,956	(5,430)
Net income (loss)	¥(83,320)	¥376,635	¥1,328,121
Condensed Statements of Cash Flows

	Fiscal years ended March 31,
	2022	2023	2024
	(in millions)
Operating activities:
Net cash provided by operating activities	570,448	609,641	839,937
Investing activities:
Proceeds from sales and dispositions of investments in subsidiaries and affiliated companies	136	41,125	865
Purchase of equity investment in subsidiaries and an affiliated company	(1,000)	—	—
Net increase in loans to subsidiaries	(257,619)	(2,204,831)	(231,891)
Other—net	(9,413)	(7,791)	(8,787)
Net cash used in investing activities	(267,896)	(2,171,497)	(239,813)
Financing activities:
Net increase (decrease) in short-term borrowings from subsidiaries	(61,415)	145,513	(6,025)
Proceeds from issuance of long-term debt	1,625,173	3,833,878	1,809,416
Repayment of long-term debt	(1,369,254)	(1,630,695)	(1,578,887)
Proceeds from sales of treasury stock	—	—	1
Payments for acquisition of treasury stock	(150,017)	(450,019)	(400,037)
Dividends paid	(334,620)	(380,447)	(439,755)
Other—net	(10,410)	(14,160)	(10,700)
Net cash provided by (used in) financing activities	(300,543)	1,504,070	(625,987)
Net increase (decrease) in cash and cash equivalents	2,009	(57,786)	(25,863)
Cash and cash equivalents at beginning of fiscal year	229,380	231,389	173,603
Cash and cash equivalents at end of fiscal year	¥231,389	¥173,603	¥147,740